SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Information Relating to Property, Plant and Equipment) (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2018
Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life of the assets	5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life of the assets	20 years